Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS
Cash and deposits in banks	$ 4,518,861,586	$ 3,766,926,716	$ 3,966,049,242	$ 6,689,916,820
Debt securities at fair value through profit or loss	991,076,505	1,108,947,379
Derivative financial instruments	7,946,097	25,367,561
Repo transactions	181,151,259
Other financial assets	716,507,880	721,075,644
Other debt securities	4,415,827,943	4,112,041,758
Financial assets delivered as guarantee	347,199,993	325,051,250
Equity instruments at fair value through profit or loss	30,235,591	11,472,381
FINANCIAL LIABILITIES
Deposits	13,033,156,483	10,217,369,520
Liabilities at fair value through profit or loss	14,716,259	9,449,740
Derivative financial instruments	498,729	1,738,552
Repo transactions		24,937,296
Other financial liabilities	1,788,639,060	1,357,419,552
Issued corporate bonds	982,690,320	20,421,847
Subordinated corporate bonds	619,337,339	613,237,504
TOTAL	17,377,761,500	13,227,981,099
Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Other financial liabilities	1,788,639,060	1,357,419,552
Financing received from the BCRA and other financial institutions	153,243,154	57,187,788
Issued corporate bonds	757,584,577	19,455,743
Subordinated corporate bonds	588,032,164	549,446,878
TOTAL	16,978,136,729	13,088,412,457
Financial liabilities mandatorily measured at fair value through profit or loss [member]
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	14,716,259	9,449,740
Derivative financial instruments	498,729	1,738,552
TOTAL	15,214,988	11,188,292
Amortized cost [member]
FINANCIAL ASSETS
Other financial assets	688,787,245	660,347,758
Other debt securities	4,297,661,559	3,534,932,430
Financial assets delivered as guarantee	347,199,993	323,811,812
Total financial assets	20,567,575,256	15,690,606,577
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities	118,166,384	577,109,328
Total financial assets	118,166,384	577,109,328
Fair value with changes in P/L obligatory measure [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	991,076,505	1,108,947,379
Derivative financial instruments	7,946,097	25,367,561
Other financial assets	27,720,635	60,727,886
Financial assets delivered as guarantee		1,239,438
Equity instruments at fair value through profit or loss	30,235,591	11,472,381
Total financial assets	1,056,978,828	1,207,754,645
From the non-financial government sector [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	638,862,157	846,779,800
From the financial sector [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	18,619,134	15,815,880
From the non-financial private sector and foreign residents - Checking accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	1,404,032,659	1,355,933,682
From the non-financial private sector and foreign residents - Savings accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	4,761,733,882	5,207,769,962
From the non-financial private sector and foreign residents - Time deposits and investment accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	6,716,971,910	2,696,246,480
From the non-financial private sector and foreign residents - Other [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits	150,418,032	957,419,396
Other financial entities [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Repo transactions		24,937,296
Cash [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks	543,467,076	547,320,305
Financial institutions [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks	3,800,894,536	2,920,102,179
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
Cash and deposits in banks	98,565	72,079,186
BCRA [member] | Amortized cost [member]
FINANCIAL ASSETS
Repo transactions	181,151,259
To the non-financial government sector [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	228,426,524	91,976,125
Other financial institutions [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	117,642,574	83,049,911
To the non-financial private sector and foreign residents - Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	1,553,275,809	711,856,189
To the non-financial private sector and foreign residents - Documents [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	1,775,409,879	1,343,427,829
To the non-financial private sector and foreign residents - Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	923,661,354	663,100,432
To the non-financial private sector and foreign residents - Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	292,686,216	161,301,251
To the non-financial private sector and foreign residents - Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	2,344,610,608	1,517,026,799
To the non-financial private sector and foreign residents - Credit cards [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	1,839,222,308	1,813,482,603
To the non-financial private sector and foreign residents - Financial leases [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	13,319,286	21,638,154
To the non-financial private sector and foreign residents - Other [member] | Amortized cost [member]
FINANCIAL ASSETS
Loans and other financing	1,620,060,465	1,225,153,614
Level 1 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	966,615,963	1,056,028,292
Derivative financial instruments	2,820,142	44,058
Repo transactions	181,151,259
Other financial assets	27,219,393	60,484,316
Other debt securities	118,166,384	577,109,328
Financial assets delivered as guarantee		1,239,438
Equity instruments at fair value through profit or loss	26,317,727	2,800,167
Total financial assets	1,141,139,609	1,697,705,599
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	14,716,259	9,449,740
Derivative financial instruments	44,872	122,312
Other financial liabilities	1,735,213,064	1,326,792,133
TOTAL	14,761,131	9,572,052
Level 2 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	19,018,687	48,467,983
Derivative financial instruments	5,125,955	25,323,503
Total financial assets	24,144,642	73,791,486
FINANCIAL LIABILITIES
Derivative financial instruments	453,857	1,616,240
Other financial liabilities	56,254,687	36,567,117
TOTAL	453,857	1,616,240
Level 3 [member]
FINANCIAL ASSETS
Debt securities at fair value through profit or loss	5,441,855	4,451,104
Other financial assets	501,242	243,570
Equity instruments at fair value through profit or loss	3,917,864	8,672,214
Total financial assets	$ 9,860,961	$ 13,366,888